Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail) - US Warrants [member] - July Two Thousand Seventeen Exercise Of Warrants [member]	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2017 AUD ($) $ / shares shares	Jul. 31, 2017 AUD ($) $ / shares shares	Dec. 31, 2018	Jun. 30, 2022 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Historic volatility			58.00%	100.43%	100.43%
Exercise price	$ 2.5			$ 2.49
Share price	2.17			$ 2.03
Risk-free interest rate			1.93%	2.44%	2.44%
Dividend yield			0.00%	0.00%	0.00%
Fair value per warrant | (per share)	$ 1.0716	$ 1.3962		$ 0.44	$ 0.6387
Fair value | $	$ 2,755,375	$ 2,755,375		$ 131,896	$ 131,896
Number of shares issued | shares	1,973,251	1,973,251		206,507	206,507